STOCK OPTIONS AND WARRANTS (Narrative) (Details)	9 Months Ended		12 Months Ended
	May 31, 2014 USD ($) M D	May 31, 2014 CAD	Aug. 31, 2013 USD ($)
Stock Options And Warrants 1			200,000
Stock Options And Warrants 2			$ 0.15
Stock Options And Warrants 3			50,000
Stock Options And Warrants 4			50,000
Stock Options And Warrants 5			40,000
Stock Options And Warrants 6			0.10
Stock Options And Warrants 7			450,000
Stock Options And Warrants 8			0.15
Stock Options And Warrants 9			225,000
Stock Options And Warrants 10			225,000
Stock Options And Warrants 11			200,000
Stock Options And Warrants 12			250,000
Stock Options And Warrants 13			0.15
Stock Options And Warrants 14			125,000
Stock Options And Warrants 15			125,000
Stock Options And Warrants 16			25,000
Stock Options And Warrants 17			0.15
Stock Options And Warrants 18			0
Stock Options And Warrants 19			32,581
Stock Options And Warrants 20			5,429,800
Stock Options And Warrants 21			8,729,000
Stock Options And Warrants 22			489,300
Stock Options And Warrants 1	675,000	675,000
Stock Options And Warrants 2	0.06
Stock Options And Warrants 3	25,000	25,000
Stock Options And Warrants 4	0.09
Stock Options And Warrants 5	200,000	200,000
Stock Options And Warrants 6	0.075
Stock Options And Warrants 7	100,000	100,000
Stock Options And Warrants 8	50,000	50,000
Stock Options And Warrants 9	30	30
Stock Options And Warrants 10	50,000	50,000
Stock Options And Warrants 11	60	60
Stock Options And Warrants 12	250,000	250,000
Stock Options And Warrants 13	0.16
Stock Options And Warrants 14	250,000	250,000
Stock Options And Warrants 15	50,000	50,000
Stock Options And Warrants 16	0.35
Stock Options And Warrants 17	25,000	25,000
Stock Options And Warrants 18	25,000	25,000
Stock Options And Warrants 19	100,000	100,000
Stock Options And Warrants 20	0.68
Stock Options And Warrants 21	50,000	50,000
Stock Options And Warrants 22	50,000	50,000
Stock Options And Warrants 23	100,000	100,000
Stock Options And Warrants 24	0.68
Stock Options And Warrants 25	50,000	50,000
Stock Options And Warrants 26	50,000	50,000
Stock Options And Warrants 27		8,250
Stock Options And Warrants 28	7,500
Stock Options And Warrants 29	50,000	50,000
Stock Options And Warrants 30	0.15
Stock Options And Warrants 31	50,000	50,000
Stock Options And Warrants 32	67,750
Stock Options And Warrants 33	325,000	325,000
Stock Options And Warrants 34	0.06
Stock Options And Warrants 35	0.25
Stock Options And Warrants 36	325,000	325,000
Stock Options And Warrants 37	500,000	500,000
Stock Options And Warrants 38	0.70
Stock Options And Warrants 39	250,000	250,000
Stock Options And Warrants 40	250,000	250,000
Stock Options And Warrants 41	100,000	100,000
Stock Options And Warrants 42	0.86
Stock Options And Warrants 43	100,000	100,000
Stock Options And Warrants 44	0.86
Stock Options And Warrants 45	3	3
Stock Options And Warrants 46	100,000	100,000
Stock Options And Warrants 47	0.72
Stock Options And Warrants 48	100,000	100,000
Stock Options And Warrants 49	1,500
Stock Options And Warrants 50	25,000	25,000
Stock Options And Warrants 51	0.06
Stock Options And Warrants 52	25,000	25,000
Stock Options And Warrants 53	50,000	50,000
Stock Options And Warrants 54	0.50
Stock Options And Warrants 55	50,000	50,000
Stock Options And Warrants 56		8,475
Stock Options And Warrants 57	7,500
Stock Options And Warrants 58	50,000	50,000
Stock Options And Warrants 59	0.15
Stock Options And Warrants 60	50,000	50,000
Stock Options And Warrants 61	673,886
Stock Options And Warrants 62	0
Stock Options And Warrants 63	2,720,000	2,720,000
Stock Options And Warrants 64		0.05
Stock Options And Warrants 65		136,000
Stock Options And Warrants 66	136,000
Stock Options And Warrants 67	$ 0.10
Stock Options And Warrants 68	2,528,000	2,528,000
Stock Options And Warrants 69		0.05
Stock Options And Warrants 70		126,400
Stock Options And Warrants 71	126,400
Stock Options And Warrants 72	$ 0.10
Stock Options And Warrants 73	10,140
Stock Options And Warrants 74	202,800	202,800
Stock Options And Warrants 75	0.10
Stock Options And Warrants 76	4,292,000	4,292,000
Stock Options And Warrants 77	$ 0.10
Stock Options And Warrants 78	429,200
Stock Options And Warrants 79	0.15
Stock Options And Warrants 80	29,616
Stock Options And Warrants 81	296,160	296,160
Stock Options And Warrants 82	0.15
Stock Options And Warrants 83	12,938,000	12,938,000
Stock Options And Warrants 84	$ 0.10
Stock Options And Warrants 85	1,293,800
Stock Options And Warrants 86	0.15
Stock Options And Warrants 87	30,000
Stock Options And Warrants 88	98,784
Stock Options And Warrants 89	8,000	8,000
Stock Options And Warrants 90	800
Stock Options And Warrants 91	995,840	995,840
Stock Options And Warrants 92	0.15
Stock Options And Warrants 93	541,500	541,500
Stock Options And Warrants 94	541,500	541,500
Stock Options And Warrants 95	101,100
Stock Options And Warrants 96	0.20
Stock Options And Warrants 97	469,500	469,500
Stock Options And Warrants 98	0.10
Stock Options And Warrants 99	72,000	72,000
Stock Options And Warrants 100	585,000	585,000
Stock Options And Warrants 101	585,000	585,000
Stock Options And Warrants 102	115,000
Stock Options And Warrants 103	0.20
Stock Options And Warrants 104	565,000	565,000
Stock Options And Warrants 105	0.10
Stock Options And Warrants 106	20,000	20,000
Stock Options And Warrants 107	815,310	815,310
Stock Options And Warrants 108	815,310	815,310
Stock Options And Warrants 109	163,062
Stock Options And Warrants 110	1,548,000	1,548,000
Stock Options And Warrants 111	1,548,000	1,548,000
Stock Options And Warrants 112	289,475
Stock Options And Warrants 113	1,095,000	1,095,000
Stock Options And Warrants 114	1,095,000	1,095,000
Stock Options And Warrants 115	114,250
Stock Options And Warrants 116	1,293,500	1,293,500
Stock Options And Warrants 117	1,293,500	1,293,500
Stock Options And Warrants 118	177,950
Stock Options And Warrants 119	651,045	651,045
Stock Options And Warrants 120	651,045	651,045
Stock Options And Warrants 121	110,209
Stock Options And Warrants 122	200,000	200,000
Stock Options And Warrants 123	200,000	200,000
Stock Options And Warrants 124	40,000
Stock Options And Warrants 125	20,000
Stock Options And Warrants 126	200,000	200,000
Stock Options And Warrants 127	$ 0.10
Stock Options And Warrants 128	200,000	200,000